Schedule of Investments - InfraCap MLP ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 130.8%
Energy - 130.6%
Cheniere Energy Partners LP(1)	472,147	$24,863,261
Cheniere Energy, Inc.	13,202	2,411,213
Delek Logistics Partners LP	211,015	8,695,928
DT Midstream, Inc.	15,000	1,130,400
Enbridge, Inc. (Canada)(1)	80,206	3,001,309
Energy Transfer LP(1)(2)	3,960,880	64,443,518
EnLink Midstream LLC(1)	1,973,193	26,973,548
Enterprise Products Partners LP(1)	1,967,807	56,790,910
Genesis Energy LP(1)	774,596	10,797,868
Global Partners LP	114,304	4,573,303
Hess Midstream LP Class A	494,699	18,541,319
HF Sinclair Corp.	823	42,360
Kinder Morgan, Inc.(1)	180,639	3,816,902
Marathon Petroleum Corp.(1)(2)	38,907	6,887,317
MPLX LP(1)	1,580,028	67,656,799
New Fortress Energy, Inc.	131,002	2,585,979
ONEOK, Inc.(2)	11,720	976,628
Phillips 66(2)	27,490	3,999,245
Plains All American Pipeline LP(1)	3,976,835	72,338,629
Sunoco LP(1)	1,057,883	58,098,934
Targa Resources Corp.(1)(2)	19,365	2,619,697
TC Energy Corp. (Canada)(1)(2)	125,494	5,322,201
USA Compression Partners LP	171,206	3,927,466
Valero Energy Corp.(2)	41,863	6,770,084
Western Midstream Partners LP(1)	1,574,976	64,448,018
Williams Cos., Inc. (The)(1)	85,580	3,674,805
Total Energy		525,387,641
Utilities - 0.2%
Suburban Propane Partners LP	47,750	877,167
Total Common Stocks
(Cost $320,217,307)		526,264,808

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	973	16,668
Energy Transfer LP, Series I, 9.25%	229,782	2,637,897
Total Energy		2,654,565

Total Preferred Stocks
(Cost $2,191,363)		2,654,565

MONEY MARKET FUNDS - 1.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 5.21%(3)	2,654,811	2,654,811
RBC U.S. Government Money Market Fund - Institutional Shares, 5.23%(3)	2,654,812	2,654,812
(Cost $5,309,623)		5,309,623

TOTAL INVESTMENTS - 132.8%
(Cost $327,718,293)		534,228,996
Liabilities in Excess of Other Assets - (32.8)%		(131,818,748)
Net Assets - 100.0%		$402,410,248
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.1)%
Written Call Options
Energy Transfer LP, Expires 08/09/24, Strike Price $16.50	(100,000)	(1,000)	$(10,000)
Energy Transfer LP, Expires 08/23/24, Strike Price $16.50	(100,000)	(1,000)	(15,000)
Marathon Petroleum Corp., Expires 08/02/24, Strike Price $190.00	(2,000)	(20)	(480)
Marathon Petroleum Corp., Expires 08/09/24, Strike Price $185.00	(10,000)	(100)	(18,000)
Marathon Petroleum Corp., Expires 08/16/24, Strike Price $185.00	(10,000)	(100)	(27,600)
Marathon Petroleum Corp., Expires 08/23/24, Strike Price $195.00	(10,000)	(100)	(12,250)
Marathon Petroleum Corp., Expires 08/30/24, Strike Price $200.00	(5,000)	(50)	(4,600)
ONEOK, Inc., Expires 08/16/24, Strike Price $87.50	(50,000)	(500)	(9,500)
Phillips 66, Expires 08/02/24, Strike Price $148.00	(10,000)	(100)	(9,500)
Phillips 66, Expires 08/09/24, Strike Price $148.00	(10,000)	(1)	(225)
Phillips 66, Expires 08/09/24, Strike Price $150.00	(10,000)	(100)	(10,700)
Phillips 66, Expires 08/16/24, Strike Price $152.50	(10,000)	(100)	(12,500)
Phillips 66, Expires 08/23/24, Strike Price $155.00	(100)	(100)	(12,000)
Phillips 66, Expires 08/30/24, Strike Price $157.50	(5,000)	(50)	(5,000)
Phillips 66, Expires 09/06/24, Strike Price $157.50	(10,000)	(100)	(8,250)
Targa Resources Corp., Expires 08/16/24, Strike Price $150.00	(10,000)	(100)	(4,000)
TC Energy Corp., Expires 08/16/24, Strike Price $40.00	(30,000)	(300)	(90,000)
TC Energy Corp., Expires 08/16/24, Strike Price $42.50	(40,000)	(400)	(26,000)
Valero Energy Corp., Expires 08/02/24, Strike Price $170.00	(15,000)	(150)	(1,350)
Valero Energy Corp., Expires 08/09/24, Strike Price $165.00	(10,000)	(100)	(19,200)
Valero Energy Corp., Expires 08/16/24, Strike Price $165.00	(5,000)	(50)	(12,850)
Valero Energy Corp., Expires 08/16/24, Strike Price $170.00	(5,000)	(50)	(7,000)
Valero Energy Corp., Expires 08/23/24, Strike Price $170.00	(5,000)	(50)	(10,500)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2024 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Valero Energy Corp., Expires 08/30/24, Strike Price $165.00	(4,000)	(40)	$(18,400)
Written Put Options
Cheniere Energy, Inc., Expires 08/02/24, Strike Price $172.50	(10,000)	(100)	(900)
Energy Transfer LP, Expires 08/09/24, Strike Price $16.00	(100,000)	(1,000)	(17,000)
Kinder Morgan, Inc., Expires 08/02/24, Strike Price $21.00	(100,000)	(1,000)	(8,000)
ONEOK, Inc., Expires 08/16/24, Strike Price $77.50	(50,000)	(500)	(10,000)
ONEOK, Inc., Expires 08/16/24, Strike Price $80.00	(50,000)	(500)	(27,500)
Targa Resources Corp., Expires 08/16/24, Strike Price $120.00	(50,000)	(500)	(16,000)
Targa Resources Corp., Expires 09/20/24, Strike Price $125.00	(10,000)	(100)	(12,250)
TC Energy Corp., Expires 08/16/24, Strike Price $37.50	(25,000)	(250)	(1,000)
TC Energy Corp., Expires 08/16/24, Strike Price $40.00	(100,000)	(1,000)	(7,000)
TC Energy Corp., Expires 09/20/24, Strike Price $40.00	(2,000)	(20)	(600)
Williams Cos., Inc. (The), Expires 08/02/24, Strike Price $42.00	(50,000)	(500)	(2,000)
Williams Cos., Inc. (The), Expires 08/02/24, Strike Price $43.00	(50,000)	(500)	(20,000)
Williams Cos., Inc. (The), Expires 08/09/24, Strike Price $43.00	(100,000)	(1,000)	(65,000)
Total Written Options - (0.1)%
(Premiums Received $355,599)			$(532,155)

(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2024 was $427,034,962.
(2)	Subject to written call options.
(3)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$526,264,808	$—	$—	$526,264,808
Preferred Stocks	2,654,565	—	—	2,654,565
Money Market Funds	5,309,623	—	—	5,309,623
Total	$534,228,996	$—	$—	$534,228,996
Liability Valuation Inputs
Written Options	$501,755	$30,400	$—	$532,155
Total	$501,755	$30,400	$—	$532,155